Document and Entity Information	0 Months Ended
Nov. 27, 2013
Risk/Return:
Document Type	497
Document Period End Date	Nov. 27, 2013
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Nov. 27, 2013
Document Effective Date	Nov. 27, 2013
Prospectus Date	Oct. 10, 2013
DSM Global Growth & Income Fund | Institutional Class
Risk/Return:
Trading Symbol	DSMYX
DSM Global Growth & Income Fund | Retail Class
Risk/Return:
Trading Symbol	DSMKX